RELATED PARTY TRANSACTIONS - Founder Shares (Details)								1 Months Ended		12 Months Ended
	Aug. 03, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($) shares	Mar. 10, 2021 USD ($) shares	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 02, 2021 USD ($) shares	Feb. 03, 2021 USD ($) shares	Dec. 09, 2020 USD ($) D $ / shares shares	Mar. 31, 2021 shares	Feb. 28, 2021 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2023 $ / shares shares	Aug. 24, 2023 shares	Jun. 30, 2023 shares
RELATED PARTY TRANSACTIONS
Ordinary shares outstanding										299,783,421		737,585,438
Ordinary shares issued										299,783,421		737,585,438
Fair value of shares price | $										$ 6,021,000
Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $										$ 0	$ 6,860,057
Independent directors | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Fair value of shares price | $					$ 6,955,000	$ 6,955,000
Private Placement | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)											3,500,000
Class B ordinary shares
RELATED PARTY TRANSACTIONS
Ordinary shares outstanding										171,441,780
Ordinary shares issued										171,441,780			574,407,420
Class B ordinary shares | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Ordinary shares outstanding										6,950,072	6,950,072			6,950,072
Ordinary shares issued										6,950,072	6,950,072			6,950,072
Class B ordinary shares | Sponsor | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares surrender									131,250
Number of shares transferred					1,407,813	1,407,813
Founder Shares | Class B ordinary shares | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Share dividend								575,000
Ordinary shares outstanding									6,625,000
Ordinary shares issued									6,625,000
Founder Shares | Class B ordinary shares | Over-allotment Option | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Founder shares surrendered for cancellation		249,928
Consideration | $		$ 0
Founder Shares | Class B ordinary shares | Sponsor | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Consideration received | $							$ 25,000
Consideration received, shares							5,750,000
Share dividend									1,006,250
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Restrictions on transfer period of time after business combination completion							1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares							$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D							30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days
Novator Private Placement Units | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)	3,500,000			3,500,000
Price of warrant | $ / shares	$ 10.00			$ 10.00
Proceeds from sale of Private Placement Warrants | $	$ 35,000,000			$ 35,000,000
Novator Private Placement Share | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $				$ 35,000,000
Novator Private Placement Share | Private Placement | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)				3,500,000
Price of warrant | $ / shares				$ 10.00
Private Placement Warrants | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Proceeds from sale of Private Placement Warrants | $				$ 6,400,000
Private Placement Warrants | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)										3,500,000		3,500,000
Price of warrant | $ / shares										$ 10.00		$ 10.00
Private Placement Warrants | Private Placement | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)	4,266,667			4,266,667
Price of warrant | $ / shares	$ 1.50			$ 1.50
Proceeds from sale of Private Placement Warrants | $	$ 6,400,000			$ 6,400,000
Private Placement Warrants | Over-allotment Option | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)			306,705
Proceeds from sale of Private Placement Warrants | $			$ 460,057
Private Placement Warrants | Over-allotment Option | Sponsor and certain of Company's directors and officers | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
Number of shares of common stock to be issued (in shares)	440,000		306,705	440,000
Proceeds from sale of Private Placement Warrants | $	$ 660,000		$ 460,057	$ 660,000